Goodwill, Net (Tables)	12 Months Ended
Jun. 30, 2025
Goodwill, Net [Abstract]
Schedule of Goodwill, Net

Goodwill, net, consisted of the following:

	As of June 30,
	2025	2024
Beginning balance	$11,630,956	$10,945,553
Acquisition	-	709,351
Disposal	(20,743)	-
Exchange differences	$168,207	$(23,948)
Ending balance	11,778,420	11,630,956
Accumulated impairment	(11,778,420)	(10,205,471)
Goodwill, net	$-	$1,425,485